Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 5,693,874	$ 5,303,813
Operating loss carryforwards, valuation allowance	5,693,874	5,303,813
Valuation allowance	(5,693,874)	(5,303,813)
Net deferred tax assets